Financial Assets Measured At Amortized Cost - Summary of Financial Assets Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 884,436	$ 940,115
Financial assets measured at fair value through profit and loss
Disclosure Of Financial Assets [Line Items]
Financial assets measured at amortized cost	$ 0	$ 29,937